Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2012	(In thousands)
Total capital to risk-weighted assets	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I capital to risk-weighted assets	1,577,280	26.03	NA	NA	363,617	6.00
Core capital to adjusted tangible assets	1,577,280	12.92	NA	NA	610,556	5.00
Core capital to total assets	1,577,280	12.92	366,334	3.00	NA	NA
Tangible capital to tangible assets	1,577,280	12.92	183,167	1.50	NA	NA
September 30, 2011
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA